Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2022
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	As at March 31
Particulars	2021	2022
Cash in hand	65	24
Funds in transit	13,236	32,749
Bank balances	218,141	153,389
Term deposits	63,624	27,121
Total	295,066	213,283